Schedule II (details) - Condensed Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Statement of Income
Net investment income									$ 2,716		$ 2,889		$ 2,879
Net realized investment gains (losses)									166	[1]	51	[1]	55	[1]
Other revenues									277		120		126
Total revenues	6,737	6,452	6,674	6,328	6,477	6,512	6,359	6,392	26,191		25,740		25,446
Interest expense									361		378		386
Expenses, other									3,757		3,610		3,556
Total claims and expenses	5,366	5,275	5,497	5,108	6,166	5,342	5,751	5,315	21,246		22,574		24,094
Income before income taxes	1,371	1,177	1,177	1,220	311	1,170	608	1,077	4,945		3,166		1,352
Income tax expense (benefit)	383	313	252	324	7	306	109	271	1,272		693		(74)
Net income	988	864	925	896	304	864	499	806	3,673		2,473		1,426
Other-than-temporary impairment losses recognized in net realized investment gains									(15)		(15)		(25)
Other-than-temporary impairment gains (losses) recognized in other comprehensive income									5		42		55
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Condensed Statement of Income
Net investment income									7		9		8
Net realized investment gains (losses)									2				(5)
Other revenues											(1)
Total revenues									9		8		3
Interest expense									308		305		313
Expenses, other									13		4		27
Total claims and expenses									321		309		340
Income before income taxes									(312)		(301)		(337)
Income tax expense (benefit)									(170)		(119)		(199)
Loss before net income of subsidiaries									(142)		(182)		(138)
Net income of subsidiaries									3,815		2,655		1,564
Net income									3,673		2,473		1,426
Other-than-temporary impairment losses recognized in net realized investment gains									0		0		0
Other-than-temporary impairment gains (losses) recognized in other comprehensive income									$ 0		$ 0		$ 0

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(10) million, $27 million and $30 million for the years ended December 31, 2013, 2012 and 2011, respectively. Of total OTTI, credit losses of $(15) million, $(15) million and $(25) million for the years ended December 31, 2013, 2012 and 2011 respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $5 million, $42 million and $55 million for the years ended December 31, 2013, 2012 and 2011, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.